Additional Financial Information (Tables)	12 Months Ended
Mar. 31, 2018
Additional Financial Information [Abstract]
Schedule of Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2018 and March 31, 2017:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Other current assets
Prepaid expenses and other	$34.1	$26.1
Product inventory	20.3	23.9
Tax credits receivable	141.4	145.9
	$195.8	$195.9
Other non-current assets
Prepaid expenses and other	$23.8	$39.9
Accounts receivable(1)	325.2	313.1
Tax credits receivable	109.6	119.8
	$458.6	$472.8

Supplemental Schedule of Non-Cash Investing and Financing Activities
The supplemental schedule of non-cash investing and financing activities is presented below:

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Non-cash investing activities:
Issuance of common shares related to business acquisitions (see Note 2)	$—	$1,327.7	$57.0
Accrued purchase consideration for dissenting shareholders (see Note 2)	$—	$797.3	$—
Issuance of Starz share-based payment replacement awards	$—	$186.5	$—

Non-cash financing activities:
Accrued dividends (see Note 12)	$19.1	$—	$13.2
Conversions of convertible senior subordinated notes (see Note 7)	$—	$41.9	$16.2